Stock Options, Restricted Stock and Warrants - Schedule of Stock Option Activity (Detail) (Stock Option Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Option Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding, Beginning of Year		286,659	286,659
Shares, Granted	25,000	26,500	51,500
Shares, Forfeited			(204,224)
Shares, Expired			(26,605)
Shares, Outstanding, End of Year			107,330	286,659
Shares, Exercisable, End of Year			16,401
Shares, Vested and expected to vest, End of Year			44,396
Weighted-Average Exercise Price Per Share, Outstanding, Beginning of Year		$ 27.40	$ 27.40
Weighted-Average Exercise Price Per Share, Granted			$ 4.54
Weighted-Average Exercise Price Per Share, Forfeited			$ 15.15
Weighted-Average Exercise Price Per Share, Expired			$ 116.61
Weighted-Average Exercise Price Per Share, Outstanding, End of Year			$ 17.58	$ 27.40
Exercisable at December 31, 2013			$ 70.83
Vested and expected to vest at December 31, 2013			$ 34.89
Remaining Average Contractual Term (Years), Outstanding, Beginning of Year			5 years 2 months 19 days	7 years 8 months 19 days
Remaining Average Contractual Term (Years), Exercisable, End of Year			3 years 18 days
Remaining Average Contractual Term (Years)			5 years 29 days
Aggregate Intrinsic Value, Beginning of Year		$ 0	$ 0
Aggregate Intrinsic Value, End of Year			0	0
Exercisable at December 31, 2013			0
Vested and expected to vest at December 31, 2013			$ 0